                                                    Deutsche Asset Management


                 M u t u a l  F u n d
                      S e m i - A n n u a l  R e p o r t
                                           June 30, 2000

                                                           Deutsche VIT Funds

EAFE(R) Equity Index

Formerly a BT Insurance Fund


                                                     A Member of the
                                                     Deutsche Bank Group  [/]

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Table of Contents


       Letter to Shareholders.............................   3

       Deutsche VIT EAFE/(R)/ Equity Index
         Schedule of Investments..........................   7
         Statement of Assets and Liabilities..............  16
         Statement of Operations..........................  17
         Statements of Changes in Net Assets..............  18
         Financial Highlights.............................  19
         Notes to Financial Statements....................  20


                                --------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byDeutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                --------------


--------------------------------------------------------------------------------

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Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Letter to Shareholders

We are pleased to present you with this semi-annual report for Deutsche VITEAFE/(R)/ Equity Index, providing detailed reviews of the markets, the fund, and our outlook. Included are complete financial summaries of the fund's operations and listings of the fund's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed from the BT Insurance Funds Trust EAFE/(R)/ Equity Index Fund to Deutsche Asset Management VIT Funds ("Deutsche VIT") EAFE/(R)/ Equity Index. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET REVIEW

Overall, global equity markets were weak. Just six of the 20 EAFE/(R)/ markets posted gains for the semi-annual period ended June 30, 2000 in U.S. dollar terms, and none had double-digit returns. Equities gained in only three of the six months and currencies lost ground in all but March and June, leading to a decline in the MSCI EAFE/(R)/ Index ("EAFE/(R)/ Index").

The major influence on EAFE/(R)/ Index performance was the global markets' focus on the U.S. Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policies for interest rates. Other factors included mixed signals about the health of the Japanese economy and higher oil prices that remain a major source of inflation concern for central bankers. Global equity markets were also buffeted by NASDAQ Composite volatility. In sharp contrast to last year, technology proved to be one of the worst performing sectors in EAFE/(R)/ Index, as investors moved back into more traditional areas of the market, such as pharmaceuticals and financial services.

The EAFE/(R)/ markets recovered a bit in June, as the possibility of a "soft landing" in the U.S. decreased the chances of further Federal Reserve Board rate hikes, which investors had feared could induce a global economic slowdown. Compared to 1999, the first half of 2000 saw market rotations in the EAFE/(R)/ markets, as European markets outpaced Asian and Pacific Rim markets.

Europe

Regionally, Europe declined 3.74% in U.S. dollar terms during the semi-annual period.

The European Central Bank raised interest rates four times in the first six months of 2000 in response to global inflation worries.

 . As in the U.S., these interest rate hikes were meant to prevent the global economy from overheating and to quell inflationary pressures.

 . Since the European Central Bank started raising rates in November 1999, the euro's weakness more than offset the 1.75% of rate increases.

 . Thus, monetary conditions within Europe remained fairly stimulative, and European economic growth remained strong.

 . France continued to be one of the strongest economies with unemployment falling at a 2.8% annual rate.

Several European markets were negatively impacted by various macro-economic concerns, while strength in company earnings boosted other markets to positive returns.

 . In the first quarter, Sweden and Finland were the strongest performing equity markets, producing double-digit gains driven by the continued strength of Ericsson and Nokia, two of the world's largest cellular phone providers. Both companies climbed after reporting stronger than expected earnings, new wireless Internet technologies, and continued optimism for future growth.

 . Banks, insurers, and financial service companies rallied in Switzerland as expectations for earnings in 2000 improved. Credit Suisse was up 25% in March alone after ratings agency Standard & Poor's Corp. raised the company from "negative" to "stable." Swiss Reinsurance also led the Swiss market higher.

 . Novo Nordisk, a large pharmaceutical producer and developer, boosted Denmark to the top position in May. The company posted strong gains after reporting better than expected earnings, which led, in turn, to upgrades by several analysts.

 . Belgium, in contrast, was one of the worst performing markets in the first quarter, as concerns over the prospect of rising interest rates drove down prices of financial service giants Fortis and KBC Bank.

 . Heavyweight Dutch insurance companies Aegon and ING also felt the pressure of European Central Bank interest rate fears, leading the Dutch market lower.

 . Although there was strong performance from some of the "Old Economy" stocks in the U.K., economic activity in this nation continued to slow. Consumer confidence trended down as did retail sales. Inflation came in below forecasts although there remained pricing pressure within the service sector and labor markets.

European markets responded well to merger and acquisition activity that continued in high gear throughout the period, as companies sought economies of scale in an enlarged "domestic" market.

 . During the first quarter, Vodafone Airtouch of the U.K. completed its merger with Mannesmann of Germany.


--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Letter to Shareholders

 . Prospects for further consolidation across telecommunications and Internet-related companies also helped fuel market strength across Europe, especially in Italy, Spain, and Portugal.

 . Tele Denmark, the primary telephone provider in Denmark, was up sharply in the first quarter on expectations of further mergers and consolidation within the European telecommunications providers.

 . During the second quarter, corporate merger activity continued to be a significant factor, as companies juggled for position within the "New Economy" or were forced to seek economies of scale in the "Old Economy."

Pacific Basin

The Pacific Basin declined 6.42% in U.S. dollar terms during the semi-annual period.

Singapore was one of the worst performing equity markets during the first quarter and one of the strongest performing equity markets during the second quarter.

 . A government repeal in February of a large corporate tax rebate put in place during the 1998 recession caused Singapore's equity market to topple over 9% that month.

 . Equities also fell after investors questioned earnings expectations needed to justify current price levels after their strong performance in 1999.

 . During the second quarter, Singapore Press, the largest publisher in the country, posted strong gains as investors anticipated the sale of the company's Internet division.

 . Investors also embraced Singapore Airline's goal of globalization through further joint ventures and acquisitions by pushing the stock up over 17% in April.

 . In June, financial stocks such as DBS Group and United Overseas Bank rallied sharply, after fears of higher global interest rates subsided.

In contrast to 1999's impressive showing, the Japanese equity market was down in the first half of 2000.

 . Stocks such as Fujitsu, Sony, and Sharp traded in wide price ranges, causing significant market volatility. This was primarily driven by fears of a potential slowdown in export demand if U.S. interest rates were raised.

 . Some Japanese bank stocks fell after the Mayor of Tokyo announced a potential flat tax of 3% on all revenues.

 . The equity market also remained cautious about the potential for the abolition of the Bank of Japan's long-standing zero interest rate policy.

 . Investors in Japan continued to be disappointed by economic data showing little sign of a potential recovery and fueling fears of a deeper recession.

 . In late June, Japanese equities rallied after the U.S. Federal Reserve Board left interest rates unchanged, as foreign demand had been one of the few bright points in the Japanese economy recently and could decline sharply if U.S. rates were to increase.

 . Also in June, several new Japanese domestic equity funds were started for local investors, reflecting a willingness to own domestic equities once again.

Hong Kong's equity market declined for the semi-annual period, although in June it began to benefit from the perceived reflation that is occurring in China and the growing perception that U.S. interest rates have peaked.

 . Expectations of further U.S. Federal Reserve Board interest rate hikes led to a sell-off in Hong Kong, as banks and property companies would be particularly hard hit by higher global interest rates.

 . Software and technology stocks also remained volatile and fell sharply from their highs, as investors questioned their high valuations in a rising interest rate environment.

Australia performed well, partly on the back of a recovery in its currency.

 . The market was also boosted by Rupert Murdoch's News Corporation. The global media giant posted strong gains after reporting continued global expansion of its satellite television business.

 . Australia was among the top five performing EAFE/(R)/ markets in three of the first six months of 2000, and the top performing equity market in the month of June.

MANAGER OUTLOOK

Interest rates remain a prime concern globally and until a clear trend is set, we expect volatility in the EAFE/(R)/ markets to continue. The markets' near-term focus will be on the U.S. Federal Reserve Board meeting on August 22nd.

In Europe, inflationary concerns center around the weak euro, accelerating economic growth, and buoyant money supply. Yet pricing pressures have been remarkably dormant, and there seems to be ample spare capacity in both the goods and labor markets. After raising rates by 0.50% in early June, we expect the European Central Bank to pause for the summer. However, in our view, more tightening is required over the next twelve months as is a stronger euro in a supportive role. Key positives for Europe include strong economic growth, falling unemployment, tax cuts, and further prospects for corporate consolidation across the continent.


--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Letter to Shareholders

INVESTMENT REVIEW

                                                             CUMULATIVE                 AVERAGE ANNUAL
                                                            TOTAL RETURNS                TOTAL RETURNS
Period ended                                         Past       Past       Since       Past       Since
June 30, 2000                                      6 months    1 year    inception    1 year    inception
----------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE/(R)/ Equity Index*                -5.66%     15.62%      36.72%     15.62%     11.58%
  (inception 8/22/97)
----------------------------------------------------------------------------------------------------------
MSCI EAFE/(R)/ Index**                              -4.06%     17.16%      38.67%     17.16%     12.13%
----------------------------------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION BYCOUNTRY
As of June 30, 2000
(Percentages are based on total investments.)
Japan..................................................  27%
UK.....................................................  20
France.................................................  12
Germany................................................   9
Netherlands............................................   6
Italy..................................................   4
Sweden.................................................   4
Switzerland............................................   4
Australia..............................................   3
Finland................................................   3
Spain..................................................   3
Others***..............................................   5

In Japan, economic prospects are mixed, despite the country moving slowly along a recovery track. Industrial production is strong and inventories have fallen to their lowest level in nine years. However, the consumer remains subdued because real income has been weak and job insecurity is widespread. A risk for the economy would be a premature move by the Bank of Japan to begin raising interest rates after a long period of zero interest rates. The positives for Japan include an improved profit outlook, although current forecasts remain cautious, and a slow but steady pace of corporate restructurings. The rest of developed Asia, in our view, will continue to look to the U.S., both as a market for its exports and as an economic bellwether, especially given the strong links between their currencies and the dollar.

As an index fund, seeking to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE/(R)/ Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your support of Deutsche VIT EAFE/(R)/ Equity Index, and we look forward to serving your investment needs for many years to come.


                               /s/ Steven Wetter
                               -----------------
                                 Steven Wetter
                          Director of Global Indexing
                       Deutsche VIT EAFE/(R)/ Equity Index
                                 June 30, 2000

--------------------------------------------------------------------------------
  * Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of the fees associated with the Contract purchased, which would lower the returns shown. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived the Fund's returns would have been lower.

    The Fund concentrates its investments in securities of foreign issuers. Avariety of factors such as changes in the economical/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund. There is no guarantee that the fund will be able to mirror the MSCI EAFE/(R)/ Index closely enough to track its performance.

 ** The EAFE/(R)/ Index is the exclusive property of Morgan Stanley Capital
    International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE/(R)/ Index is an unmanaged capitalization weighted index of approximately 1,100 equity securities of companies located outside the US and is the exclusive property of Morgan Stanley. Index returns do not reflect expenses which have been deducted from the Fund's returns.

*** Comprised of countries less than 3%.

--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Performance Comparison

                             [GRAPH APPEARS BELOW]

DEUTSCHE VIT EAFE(R) EQUITY INDEX AND MSCI EAFE(R) INDEX
AVERAGE GROWTH OF A $10,000 INVESTMENT (SINCE AUGUST 22, 1997)

             EAFE Equity Index   MSCI EAFE
Aug-97             10,000          10,000
Dec.-97             9,340           9,415
June-98            10,920          10,915
Dec-98             11,358          11,296
June-99            11,825          11,743
Dec-99             14,493          14,342
June-00            13,672          13,867

                   Deutsche VIT EAFE(R) Equity Index $13,672
                           MSCI EAFE(R) Index $13,867


        Average Annual Total Return for the Periods Ended June 30, 2000
                   One Year 15.62%   Since 8/22/97/1/ 11.58%

--------------------------------------------------------------------------------
/1/ The Fund's inception date.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions, but do not reflect the effect of fees associated with the Contract purchased, which would lower the returns shown. During the period, the Fund waived certain fees and expenses. Had these fees and expenses not been waived the Fund's returns would have been lower.

The MSCI EAFE/(R)/ Index is an unmanaged capitalization weighted index of approximately 1,100 equity securities of companies located outside the U.S.and is the exclusive property of Morgan Stanley.



--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
             COMMON STOCKS - 93.84%
             Australia - 2.26%
     3,241   Amcor Ltd..................................... $    11,322
     7,699   AMP Ltd.......................................      78,275
     1,926   Australian Gas and Light Co.,
               Ltd.........................................      11,461
     2,394   Boral Ltd.....................................       3,006
     2,076   Brambles Industries Ltd.......................      63,736
    13,325   Broken Hill Proprietary Co., Ltd..............     157,388
     7,013   Coca Cola Amatil Ltd..........................      13,631
     8,897   Coles Myer Ltd................................      34,128
     8,899   Commonwealth Bank
               of Australia................................     147,361
     4,000   Computershare Ltd.............................      20,549
       918   CSL Ltd.......................................      18,137
     8,533   CSR Ltd.......................................      23,679
     1,912   ERG Ltd.......................................      14,831
    12,474   Foster's Brewing Group Ltd....................      35,062
    15,563   General Property Trust........................      25,037
     2,508   Gio Australia Holdings Ltd....................          --
       311   Hanson Plc....................................       2,158
     4,163   Lend Lease Corp., Ltd.........................      53,050
    11,189   National Australia Bank Ltd...................     186,682
    14,908   News Corp., Ltd...............................     205,062
     6,910   Normandy Mining Ltd...........................       3,719
     6,573   North Ltd.....................................      15,527
     1,209   Orica Ltd.....................................       5,479
     2,394   Origin Energy Ltd.............................       2,305
     4,100   Pacific Dunlop Ltd............................       3,653
     1,080   Paperlinx Ltd.................................       2,048
     3,308   QBE Insurance Group Ltd.......................      16,167
     2,350   Rio Tinto Ltd.................................      38,816
     4,555   Santos Ltd....................................      13,857
     5,051   Southcorp Holdings Ltd........................      14,560
     2,112   Suncorp- Metway Ltd...........................      10,890
     2,540   TABCORP Holdings Ltd..........................      14,583
    57,350   Telstra Corp., Ltd............................     232,542
     1,663   Wesfarmers Ltd................................      13,228
       356   Westfield Trust...............................         679
    15,412   Westfield Trust Ltd...........................      29,873
    12,647   Westpac Banking Corp., Ltd....................      91,141
     8,645   WMC Ltd.......................................      38,637
     6,591   Woolworths Ltd................................      24,301
                                                            -----------
                                                              1,676,560
                                                            -----------
             Austria - 0.06%
       260   Austrian Airlines Osterreichische
               Luftverkehrs AG.............................       3,761
       140   Austria Tabakwerke AG.........................       5,186
        40   Generali Holding Vienna AG....................       6,435
  Shares                    Description                         Value
       150   Oesterreichische
               Elektrizitaetswirtschafts
               AG - A...................................... $    15,395
        70   VA Technologie AG.............................       3,688
       400   Wienerberger Baustoffindustrie
             AG............................................       9,085
                                                            -----------
                                                                 43,550
                                                            -----------
             Belgium - 0.65%
        76   Barco N.V.....................................       8,526
       140   Colruyt SA....................................       5,932
       371   Delhaize Le Lion SA...........................      22,191
        25   D' Ieteren NV SA..............................       6,325
        14   Dolmen Computer
               Applications NV/(a)/........................         274
       367   Electrabel SA.................................      90,717
     4,897   Fortis (B)/(a)/...............................     142,507
     1,008   Fortis B- Strip VVPR/(a)/.....................          10
       170   Groupe Bruxelles Lambert SA...................      42,443
     2,003   KBC Bancassurance Holding.....................      88,160
       586   Solvay SA.....................................      39,444
     1,021   UCB SA........................................      37,510
                                                            -----------
                                                                484,039
                                                            -----------
             Denmark - 0.66%
       200   Carlsberg AS - A..............................       5,886
       200   Carlsberg AS - B..............................       6,065
         5   A/S Dampskibsselskabet
               Svendborg...................................      73,896
       449   Danisco AS....................................      14,995
       400   Den Danske Bank...............................      48,113
         7   D/S 1912 - B..................................      74,344
        83   Group 4 Falck AS..............................      13,318
       281   ISS International Service
               Systems AS - B..............................      21,394
       182   Navision Software AS/(a)/.....................       7,569
       509   Novo Nordisk AS - B...........................      86,625
     1,455   Tele Danmark AS - B...........................      97,931
       748   Vestas Wind Systems AS/(a)/...................      27,470
       466   William Demant AS.............................      13,774
                                                            -----------
                                                                491,380
                                                            -----------
             Finland - 3.00%
       700   Kemira Oyj....................................       3,409
       500   Kesko Oyj.....................................       5,084
     1,000   Hartwall Oyj..................................      20,050
       200   Metra Oyj - B.................................       3,447
     1,200   Metso Oyj/(a)/................................      14,436
    35,500   Nokia Oyj - A.................................   1,811,614
       600   Outokumpu Oyj - A.............................       5,728

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

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Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
       200   Pohjola Group Insurance
               Corp........................................ $     7,069
       600   Sampo Insurance Co., Ltd. - A.................      24,346
        40   Sanitec Oyj...................................         401
        50   SGL Carbon AG.................................       3,327
     5,600   Sonera Group Oyj/(a)/.........................     255,300
       600   Tieto Corp. - B SHS/(a)/......................      20,021
     2,100   UPM- Kymmene Oyj..............................      52,129
                                                            -----------
                                                              2,226,361
                                                            -----------
             France - 10.26%
     1,175   Accor SA......................................      48,160
     7,894   Alcatel Alsthom...............................     517,778
     2,980   AXA - UAP.....................................     469,450
       244   BIC...........................................      11,951
     3,435   BNP Paribas...................................     330,580
       264   Bouygues......................................     176,752
     1,027   Canal Plus....................................     172,573
       890   Cap Gemini Sogeti.............................     156,775
     5,355   Carrefour Supermarche SA......................     366,068
       697   Compagnie de Saint Gobain.....................      94,229
       959   Danone........................................     127,269
       592   Dassault Systemes SA..........................      55,221
       155   Eridania Beghin- Say SA.......................      15,183
        50   Essilor International.........................      14,331
       393   Establissements Economiques
               du Casino Guichard-
               Perrachon SA................................      36,396
     7,559   France Telecom SA.............................   1,056,562
       914   LaFarge SA....................................      71,033
     1,170   Lagardere S.C.A...............................      89,365
       882   L'Air Liquide.................................     115,029
       516   L'OREAL.......................................     446,834
       758   LVMH  (Moet-Hennessy
               Louis Vuitton)..............................     312,566
       934   Michelin - B..................................      29,971
       127   Pechiney SA...................................       5,299
       865   Pinault-Printemps-Redoute SA..................     192,177
       381   PSA Peugeot Citroen...........................      76,462
     5,946   Rhone-Poulenc-A...............................     434,002
        69   Sagem SA......................................      80,898
     5,022   Sanofi SA.....................................     239,258
     1,307   Schneider SA..................................      91,094
        51   Sidel SA......................................       4,137
       115   Simco SA......................................       8,400
     3,014   Societe Generale..............................     181,290
       186   Sodexho Alliance SA...........................      33,741
     1,145   Suez Lyonnaise des Eaux.......................     200,600
       408   Suez Lyonnaise des Eaux
               SA/(a)/.....................................      71,324
  Shares                    Description                         Value
       408   Suez Lyonnaise des Eaux
               SA VVPR/(a)/................................ $         4
        73   Technip.......................................       8,831
     5,515   Total Fina ELF................................     845,630
       468   Total Fina SA VVPR/(a)/.......................           4
       600   Usinor Sacilor................................       7,321
       444   Valeo SA......................................      23,739
     4,563   Vivendi.......................................     402,761
                                                            -----------
                                                              7,621,048
                                                            -----------
             Germany - 7.91%
       200   Adidas AG.....................................      11,037
     1,816   Allianz AG....................................     658,854
     4,450   BASF AG.......................................     180,355
     5,700   Bayer AG......................................     222,037
     3,296   Bayerische Hypotheken-und
               Wechsel-Bank AG.............................     214,301
       400   Beiersdorf AG.................................      33,607
       350   Continental AG................................       5,848
     7,237   DaimlerChrysler AG/(a)/.......................     379,678
     4,627   Deutsche Bank AG..............................     381,683
     3,100   Deutsche Lufthansa AG.........................      72,513
    22,279   Deutsche Telekom AG...........................   1,267,744
     3,400   Dresdner Bank AG..............................     140,883
     1,000   EM.TV & Merchandising AG......................      58,908
       400   Fresenius Medical Care AG.....................      32,080
       275   Heidelberger Zement AG........................      16,961
        50   Heidelberger Zement AG/(a)/...................           1
        50   Heidelberger Zement AG
               VVPR/(a)/...................................       3,079
       250   Hochtief AG...................................       7,531
       500   Karstadt AG...................................      13,319
       866   Linde AG......................................      34,478
       500   MAN AG........................................      15,300
     1,550   Merck KGaA....................................      47,060
     2,660   Metro AG......................................      93,459
     1,274   Muenchener Rueckversicherungs-
               Gesellschaft AG.............................     404,437
     1,293   Preussag AG...................................      41,726
     3,500   RWE AG........................................     117,625
     1,350   SAP AG........................................     201,715
     1,750   Schering AG...................................      96,907
     4,400   Siemens AG....................................     661,642
     4,150   Thyssen AG....................................      66,565
     5,760   VEBA AG.......................................     282,667
     2,660   Volkswagen AG.................................     101,585
       500   WCM Beteiligungs-und
               Grundbesitz AG..............................      11,739
                                                            -----------
                                                              5,877,324
                                                            -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
             Hong Kong - 1.92%
     2,000   ASM Pacific Technology Ltd.................... $     7,492
     4,608   Bank of East Asia Ltd.........................      10,758
    21,000   Cathay Pacific Airways........................      38,926
    15,000   CLP Holdings Ltd..............................      69,848
    14,700   Hang Seng Bank Ltd............................     139,542
    12,000   Henderson Land Development
               Co., Ltd....................................      52,800
    33,257   Hong Kong and China Gas Co.,
               Ltd.........................................      37,330
    90,782   Hong Kong Telecommunications
               Ltd.........................................     199,719
    32,000   Hutchison Whampoa Ltd.........................     402,283
     6,000   Johnson Electric Holdings Ltd.................      56,764
    10,500   Li & Fung Ltd.................................      52,530
    11,950   New World Development Co.,
               Ltd.........................................      13,337
    42,000   Pacific Century CyberWorks
               Ltd.........................................      82,971
    10,000   Shangri-La Asia Ltd...........................      11,802
    17,191   Sun Hung Kai Properties Ltd...................     123,494
    11,500   Swire Pacific Ltd. - A........................      67,270
     4,000   Television Broadcasts Ltd.....................      26,682
    19,693   Wharf Holdings Ltd............................      35,241
                                                            -----------
                                                              1,428,789
                                                            -----------
             Ireland - 0.21%
     4,063   Allied Irish Banks Plc........................      36,309
     2,197   CRH Plc.......................................      39,539
    10,700   eircom Plc....................................      27,455
     1,359   Independent News &
               Health Plc..................................       4,995
     1,359   Independent News &
               Media Plc...................................       4,995
     1,179   Irish Life & Permanent Plc....................       9,951
     3,447   Jefferson Smurfit Group
               Plc.........................................       5,924
     1,068   Kerry Group Plc. - A..........................      13,919
     1,866   Ryanair Holdings Plc. /(a)/...................      14,342
                                                            -----------
                                                                157,429
                                                            -----------
             Italy - 4.13%
    14,988   Alitalia SPA/(a)/.............................      30,909
     9,315   Assicurazioni Generali........................     320,166
     1,702   Autogrill SPA.................................      18,070
    45,196   Banca di Roma.................................      55,880
    34,279   Banca Intesa SPA/(a)/.........................     153,494
    13,214   Benetton Group SPA............................      27,503
     2,454   Bulgari SPA...................................      32,801
    38,012   Credito Italiano SPA..........................     182,186
  Shares                    Description                         Value
    54,547   Enel SPA/(a)/................................. $   245,291
    59,352   ENI SPA.......................................     342,265
     2,673   Fiat SPA......................................      69,543
     5,002   Italgas SPA...................................      21,681
     9,036   Mediaset SPA..................................     138,379
     5,126   Mediobanca SPA................................      52,758
       924   Mondadori (Arnoldo)
               Editore SPA.................................      20,864
    37,391   Olivetti Group SPA /(a)/......................     135,299
     6,909   Parmalat Finanziaria SPA......................       9,631
       795   Rinascente SPA................................       4,433
     5,472   Riunione Adriatica di Sicurta
               SPA.........................................      60,710
    10,641   San Paolo-IMI SPA.............................     188,357
    11,016   Telecom Italia Mobile RCN.....................      55,427
    48,865   Telecom Italia Mobile SPA.....................     500,596
     4,136   Telecom Italia RCN............................      27,445
    27,295   Telecom Italia SPA............................     374,481
                                                            -----------
                                                              3,068,169
                                                            -----------
             Japan - 25.76%
     2,000   77 Bank Ltd...................................      15,986
     1,100   Acom Co., Ltd.................................      92,483
       700   Advantest Corp................................     156,039
     5,000   Ajinomoto Co., Inc............................      64,094
     1,000   Alps Electric Co..............................      18,568
     4,000   Amada Co., Ltd................................      33,932
       500   Aoyamma Trading Co., Ltd......................       7,079
    20,000   Asahi Bank Ltd................................      84,076
     4,000   Asahi Breweries Ltd...........................      47,844
    11,000   Asahi Chemical Industry Co.,
               Ltd.........................................      77,760
     9,000   Asahi Glass Co., Ltd..........................     100,523
     2,000   Bank of Fukuoka Ltd...........................      13,610
    35,000   Bank of Tokyo-Mitsubishi
               Ltd.........................................     422,593
     9,000   Bank of Yokohama Ltd..........................      40,294
       800   Benesse Corp..................................      55,422
     7,000   Bridgestone Corp..............................     148,122
     7,000   Canon, Inc....................................     348,367
     2,000   Casio Computer Co., Ltd.......................      22,433
        16   Central Japan Railway Co......................      90,485
     4,000   Chichibu Onoda Cement
               Corp........................................       8,370
     2,000   Chugai Pharmaceutical Co.,
               Ltd.........................................      37,796
     1,000   Citizen Watch Co., Ltd........................       9,652
       500   Credit Saison Co., Ltd........................      11,593
       800   CSK Corp......................................      24,733
     6,000   Dai Nippon Printing Co.,
               Ltd.........................................     105,698
     5,000   Daiei, Inc....................................      18,757

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited

  Shares                    Description                         Value
     2,000   Daiichi Pharmaceutical Co. Ltd................ $    50,709
     2,000   Daikin Industries, Ltd........................      46,468
     6,000   Dainippon Ink & Chemicals,
               Inc.........................................      28,220
     1,000   Daito Trust Construction Co.,
               Ltd.........................................      16,495
     5,000   Daiwa House Industry Co.,
               Ltd.........................................      36,477
    10,000   Daiwa Securities Co., Ltd.....................     131,957
     7,000   Denso Corp....................................     170,225
        31   East Japan Railway Co.........................     179,990
     3,000   Ebara Corp....................................      40,633
     3,000   Eisai Co., Ltd................................      96,140
     1,700   Fanuc Ltd.....................................     172,892
    26,000   Fuji Bank Ltd.................................     197,521
       500   FUJI MACHINE MFG. Co.,
               Ltd.........................................      26,250
     4,000   Fuji Photo Film Co............................     163,627
    15,000   Fujitsu Ltd...................................     518,875
     5,000   Furukawa Electric Co., Ltd....................     104,388
     4,000   Gunma Bank Ltd................................      20,623
       200   Hirose Electric Co., Ltd......................      31,123
    25,000   Hitachi Ltd...................................     360,526
     3,000   Hitachi Zosen Corp............................       2,715
     7,000   Honda Motor Co., Ltd..........................     238,183
     1,000   House Foods Corp..............................      15,458
     1,000   HOYA Corp.....................................      89,542
    21,000   Industrial Bank of Japan Ltd..................     159,140
     2,000   Isetan Company Ltd............................      24,503
     8,000   Ishikawajima-Harima Heavy
               Industries Co., Ltd.........................      14,478
    11,000   ITOCHU Corp...................................      55,469
     3,000   Ito-Yokado Co., Ltd...........................     180,404
    14,000   Japan Airlines Co., Ltd.......................      53,179
     5,000   Japan Energy Corp.............................       5,373
        16   Japan Tobacco, Inc............................     140,402
     3,000   Joyo Bank Ltd.................................      11,537
     3,000   JUSCO Co......................................      56,836
       100   KADOKAWA SHOTEN
               PUBLISHING Co., Ltd.........................      10,085
    10,000   Kajima Corp...................................      31,858
     4,000   Kaneka Corp...................................      44,072
     7,600   Kansai Electric Power Co.,
               Inc.........................................     135,961
     5,000   Kao Corp......................................     152,693
     8,000   Kawasaki Heavy Industries
               Ltd.........................................      12,215
    30,000   Kawasaki Steel Corp...........................      42,980
     2,000   Kinden Corp...................................      12,555
    11,000   Kinki Nippon Railway..........................      44,583
     8,000   Kirin Brewery Co., Ltd........................      99,910
     1,000   Kokuyo Co., Ltd...............................      16,391
  Shares                    Description                         Value
     8,000   Komatsu  Ltd.................................. $    56,251
       900   Konami Co., Ltd...............................      56,836
    10,000   Kubota Corp...................................      36,288
     4,000   Kuraray Co., Ltd..............................      45,846
     1,000   Kurita Water Industries Ltd...................      22,009
     1,400   KYOCERA Corp..................................     237,391
     2,000   Kyowa Hakko Kogyo Co., Ltd....................      19,549
     7,000   Marubeni Corp.................................      24,082
     3,000   Marui Co., Ltd................................      57,401
    15,000   Matsushita Electric Industrial
               Co., Ltd....................................     388,802
     4,000   Meiji Seika Kaisha Ltd........................      26,467
     3,000   Minabea Co., Ltd..............................      37,608
    16,000   Mitsubishi Chemical Corp......................      65,602
    13,000   Mitsubishi Corp...............................     117,508
    15,000   Mitsubishi Electric Corp......................     162,307
     9,000   Mitsubishi Estate Co., Ltd....................     105,867
    25,000   Mitsubishi Heavy Industries
               Ltd.........................................     110,750
    10,000   Mitsubishi Materials Corp.....................      40,907
    12,000   Mitsui & Co...................................      91,616
     7,000   Mitsui Fudosan Co., Ltd.......................      75,875
     4,000   Mitsui Marine & Fire Insurance
               Co., Ltd....................................      19,228
     2,000   Mitsui Mining & Smelting Co.,
               Ltd.........................................      15,175
     4,000   Mitsukoshi Ltd................................      17,720
     2,000   Murata Manufacturing Co.,
               Ltd.........................................     286,913
     1,000   Mycal Corp....................................       3,421
       200   Namco Ltd.....................................       7,201
    12,000   NEC Corp......................................     376,644
     2,000   NGK Insulators Ltd............................      24,770
     1,000   NGK SPARK PLUG Co., Ltd.......................      15,467
       400   Nichiei Co., Ltd..............................       6,560
       400   NIDEC Corp....................................      34,686
     3,000   Nikon Corp....................................     111,127
     1,100   Nintendo Co., Ltd.............................     192,017
     1,000   Nippon COMSYS Corp............................      21,255
     7,000   Nippon Express Co., Ltd.......................      42,952
     2,000   Nippon Meat Packers, Inc......................      29,219
    12,000   Nippon Oil Co., Ltd...........................      54,970
     8,000   Nippon Paper Industries Co....................      54,593
     4,000   Nippon Sheet Glass Co., Ltd...................      55,573
    54,000   Nippon Steel Corp.............................     113,502
        93   Nippon Telegraph & Telephone
               Corp........................................   1,235,968
    11,000   Nippon Yusen Kabushiki Kaisha.................      52,877
    29,000   Nissan Motor Co., Ltd.........................     170,837
     3,000   NISSHIN FLOUR MILLING
               CO., LTD....................................      29,973

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
     1,000   Nissin Food Products
               Co., Ltd.................................... $    25,449
     2,000   NITTO DENKO Corp..............................      77,101
    15,000   Nomura Securities Co., Ltd....................     366,888
     5,000   NSK, Ltd......................................      43,829
     7,000   Obayashi Corp.................................      30,944
     9,000   Oji Paper Co., Ltd............................      61,926
     1,000   Olympus Optical Co., Ltd......................      17,918
     2,000   Omron Corp....................................      54,291
     2,000   Onward Kashiyama Co., Ltd.....................      27,145
       500   Oriental Land Co., Ltd........................      51,039
       600   Orix Corp.....................................      88,506
    16,000   Osaka Gas Co., Ltd............................      45,997
     1,000   Pioneer Electronic Corp.......................      38,927
       600   Promise Co., Ltd..............................      47,392
       900   Rohm Co., Ltd.................................     262,972
     4,000   Sankyo Co., Ltd...............................      90,296
     1,000   Sanrio Co., Ltd...............................      26,627
    14,000   Sanyo Electric Co., Ltd.......................     125,887
     2,000   Secom Co., Ltd................................     146,095
       400   SEGA ENTERPRISES Ltd..........................       6,146
     3,000   Sekisui Chemical Co., Ltd.....................      11,537
     6,000   Sekisui House Ltd.............................      55,479
     9,000   Sharp Corp....................................     159,056
       300   Shimamura Co., Ltd............................      35,035
     1,000   SHIMANO, Inc..................................      24,035
     5,000   Shimizu Corp..................................      14,280
     3,000   Shin-Etsu Chemical Co., Ltd...................     152,128
     2,000   Shionogi & Co., Ltd...........................      37,985
     3,000   Shiseido Co., Ltd.............................      46,374
     4,000   Shizuoka Bank.................................      33,932
     2,000   SHOWA SHELL SEKIYU K.K........................       9,878
     1,000   SKYLARK Co., Ltd..............................      39,493
       600   SMC Corp......................................     112,823
     2,500   Softbank Corp.................................     339,319
     6,500   Sony Corp.....................................     606,532
    24,000   Sumitomo Bank Ltd.............................     294,076
    12,000   Sumitomo Chemical Co..........................      72,162
     9,000   Sumitomo Corp.................................     101,202
     6,000   Sumitomo Electric Industries..................     102,814
     4,000   Sumitomo Heavy Industries
               Ltd.........................................      13,384
     3,000   Sumitomo Marine & Fire
               Insurance Co................................      17,447
    14,000   Sumitomo Metal Industries.....................       9,633
     2,000   Sumitomo Metal Mining Co......................       9,426
     3,000   Sumitomo Osaka Cement Co.,
               Ltd.........................................      17,758
     3,000   Taisei Corp...................................       4,807
     3,000   Taisho Pharmaceutical Co......................     107,451
     1,000   Taiyo Yuden Co., Ltd..........................      62,586
  Shares                    Description                         Value
     1,000   Takara Shuzo Co., Ltd......................... $    24,931
     1,000   Takashimaya Co., Ltd..........................       9,313
     7,000   Takeda Chemical Industries....................     459,211
     1,100   Takefuji Corp.................................     132,815
     9,000   Teijin Ltd....................................      43,857
     2,000   Terumo Corp...................................      67,675
     3,900   The Chuo Mitsui Trust and
               Banking Co..................................      16,983
    17,000   The Daiwa Bank Ltd............................      44,064
    11,000   The Mitsubishi Trust and
               Banking Corp................................      85,329
    31,000   The Sakura Bank Ltd...........................     214,176
     1,124   Thomson CSF...................................      44,278
     3,000   Tobu Railway Co., Ltd.........................       8,568
       100   Toho Co.......................................      17,022
     3,900   Tohoku Electric Power Co......................      52,566
    18,000   Tokai Bank Ltd................................      88,732
    11,000   Tokio Marine & Fire
               Insurance Co................................     126,905
     2,000   Tokyo Broadcasting
               System, Inc.................................      86,338
     1,000   Tokyo Dome Corp...............................       4,534
    10,200   Tokyo Electric Power Co.......................     248,523
     1,000   Tokyo Electron Ltd............................     136,858
    23,000   Tokyo Gas Co., Ltd............................      64,602
    10,000   Tokyu Corp....................................      49,390
     6,000   Toppan Printing Co., Ltd......................      63,453
    11,000   Toray Industries, Inc.........................      44,583
    22,000   Toshiba Corp..................................     248,212
     6,000   Tosoh Corp....................................      30,256
     2,000   Tostem Corp...................................      32,612
     4,000   Toto Ltd......................................      30,689
     1,000   Toyo Seikan Kaisha............................      18,663
    28,000   Toyota Motor Corp.............................   1,274,707
       200   TRANS COSMOS, Inc.............................      30,011
       300   Uni-Charm Corp................................      18,154
     1,000   Uny Co., Ltd..................................      13,808
     1,000   Wacoal Corp...................................      10,180
       300   World Co., Ltd................................      13,007
     2,000   Yakult Honsha Co., Ltd........................      26,561
     1,000   Yamaha Corp...................................      10,924
     3,000   Yamanouchi Pharmaceutical
               Co., Ltd....................................     163,721
     4,000   Yamato Transport Co., Ltd.....................      99,345
     1,000   Yamazaki Baking Co., Ltd......................       9,803
                                                            -----------
                                                             19,142,946
                                                            -----------
             Netherlands - 5.71%
    11,131   ABN AMRO Holdings NV..........................     272,697
     9,962   AEGON NV......................................     354,483
     2,368   Akzo Nobel....................................     100,608

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
     2,756   ASM Lithography Holding
               NV/(a)/..................................... $   118,461
     4,381   Elsevier NV...................................      53,079
     2,307   Getronics NV..................................      35,572
     2,475   Heineken NV...................................     150,641
     7,189   ING Groep NV..................................     485,950
     5,764   Koninklijke Ahold NV/(a)/.....................     169,663
     6,519   Koninklijke KPN NV............................     291,581
    10,058   Philips Electronics NV........................     474,382
       161   Oce NV........................................       2,636
    15,726   Royal Dutch Petroleum
               Company.....................................     977,437
     6,578   STMicroelectronics/(a)/.......................     414,502
     3,611   TNT Post Group  NV............................      97,395
     4,386   Unilever NV-CVA...............................     201,211
     1,661   Wolters Kluwer NV-CVA.........................      44,245
                                                            -----------
                                                              4,244,543
                                                            -----------
             New Zealand - 0.08%
    12,304   Brierley Investments Ltd......................       1,905
     6,498   Carter Holt Harvey Ltd........................       5,639
     3,488   Contact Energy Ltd............................       4,663
     2,801   Lion Nathan Ltd...............................       6,241
    10,801   Telecom Corp. of New
               Zealand Ltd.................................      37,747
                                                            -----------
                                                                 56,195
                                                            -----------
             Norway - 0.24%
       300   Bergesen d.y. ASA - A.........................       6,155
     1,950   Christiania Bank Og Kreditkasse...............      10,479
     3,600   Den Norske Bank ASA...........................      14,940
       300   Elkem ASA.....................................       5,630
       210   Kvaerner ASA - A Rights.......................       2,203
       108   Kvaerner ASA - A..............................          60
       400   Merkantildata ASA.............................       2,056
     1,450   Norsk Hydro ASA...............................      60,850
       200   Norske Skogsindustrier ASA
               'A' Free....................................       5,712
     1,314   Orkla ASA - A.................................      24,967
       600   Petroleum-Geo Services
               ASA /(a)/...................................      10,247
       350   Schibsted ASA.................................       6,487
     2,000   Storebrand ASA - A /(a)/......................      14,455
       400   Tomra Systems ASA.............................      10,608
                                                            -----------
                                                                174,849
                                                            -----------
             Portugal - 0.30%
     5,835   Banco Comercial Portugues,
               SA (BCP)....................................      30,362
       662   Banco Espirito Santo e
               Comercial de Lisboa, SA.....................      16,243
     2,170   BPI-SGPS, SA..................................       7,666
  Shares                    Description                         Value
     1,500   Brisa Auto-Estradas de
               Portugal, SA................................ $    12,918
       800   Cimpor-Cimentos de
               Portugal, SA................................      15,276
     3,337   Electricidade de Portugal,
               SA..........................................      60,598
       400   Jeronimo Martins, SGPS,
               SA..........................................       6,591
     5,785   Portugal Telecom, SA..........................      64,953
     1,450   Sonae Investimentos,
               SGPS, SA....................................       2,547
     1,450   Sonae Investimentos,
               SGPS, SA  Rights............................       1,380
     4,350   Sonae Investimentos, SGPS,
               SA New Shares...............................       7,642
                                                            -----------
                                                                226,176
                                                            -----------
             Singapore - 0.78%
     7,000   Chartered Semiconductor
               Manufacturing Ltd...........................      61,204
     5,000   City Developments Ltd.........................      19,398
     1,000   Creative Technology Ltd.......................      24,146
     9,349   DBS Group Holdings Ltd........................     120,178
     6,250   DBS Land Ltd..................................       8,107
     5,000   Keppel Corp., Ltd.............................      10,828
     7,000   Neptune Orient Lines Ltd./(a)/................       6,485
     7,294   Oversea-Chinese Banking
               Corp., Ltd..................................      50,260
    15,000   Sembcorp Industries Ltd.......................      16,329
     7,000   Singapore Airlines Ltd........................      69,311
     1,000   Singapore Press Holdings Ltd..................      15,634
     2,048   Singapore Press Holdings
               Ltd. - 100..................................      31,781
    19,000   Singapore Technologies
               Engineering Ltd.............................      27,944
    41,000   Singapore Telecommunications
               Ltd.........................................      60,064
     5,168   United Overseas Bank Ltd......................      33,815
     2,000   Venture Manufacturing
               (Singapore) Ltd.............................      20,382
                                                            -----------
                                                                575,866
                                                            -----------
             Slovakia - 0.40%
     4,842   AstraZeneca Group PLC/(a)/....................     225,107
     6,200   Skandinaviska Enskilda Bank - A...............      73,466
                                                            -----------
                                                                298,573
                                                            -----------
             Spain - 2.51%
     3,049   Autopistas Concesionaria
               Espanola SA.................................      26,519
     1,578   Autopistas Concesionaria
               Espanola SA Rights..........................         678
       447   Acerinox, SA..................................      12,931

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
    23,217   Banco Bilbao Vizcaya SA....................... $   346,905
    29,717   Banco Santander SA............................     313,514
       810   Corporacion Financiera
               Alba SA.....................................      21,344
       933   Dragados & Construcciones
               SA..........................................       6,690
     8,131   Endesa SA.....................................     157,513
     1,355   Fomento de Construcciones
               y Contratas SA..............................      25,615
     3,724   Gas Natural SDG, SA...........................      66,843
     6,562   Iberdrola SA..................................      84,578
     9,073   Repsol SA.....................................     180,612
       939   Sociedad General de Aguas
               de Barcelona SA.............................      12,551
         9   Sociedad General de Aguas
               de Barcelona SA New.........................         117
     1,443   Sol Melia, S.A................................      16,119
     2,854   Tabacalera SA - A.............................      43,843
    24,121   Telefonica SA.................................     518,164
       555   Vallehermoso SA...............................       3,312
     1,287   Union Electrica Fenosa SA.....................      23,285
       805   Zaradoya Otis SA..............................       7,132
                                                            -----------
                                                              1,868,265
                                                            -----------
             Sweden - 3.21%
       703   ABB Ltd./(a)/.................................      81,468
     1,028   Atlas Copco AB - A............................      19,816
       600   Drott AB /(a)/................................       6,463
     2,600   Electrolux AB - Ser. B........................      40,243
     3,800   Forenings Sparbanken AB.......................      55,585
     1,500   Gambro AB - A.................................      12,246
     6,600   Hennes & Mauritz AB - B.......................     137,703
       900   Netcom Systems AB /(a)/.......................      66,436
    23,752   Nordic Baltic Holding
               (NBH) AB/(a)/...............................     179,103
       300   OM Gruppen AB.................................      13,403
     2,200   Sandvik AB - A................................      46,150
     3,100   Securitas AB - B..............................      65,733
     7,900   Skandia Forsakrings AB........................     208,720
       900   Skanska AB - B................................      31,891
     1,666   Svenska Cellulosa AB - B......................      31,642
     4,000   Svenska Handelsbanken - A.....................      58,056
    57,200   Telefonaktiebolaget LM Ericsson
               (Ericsson AB)...............................   1,131,806
    12,100   Telia AB/(a)/.................................     113,879
       770   Volvo AB - A..................................      16,153
     2,580   Volvo AB - B..................................      56,023
     2,500   WM-Data AB - B................................      13,749
                                                            -----------
                                                              2,386,268
                                                            -----------
  Shares                    Description                         Value
             Switzerland - 5.44%
     1,586   ABB Ltd./(a)/................................. $   189,822
       140   Adecco SA.....................................     118,944
        50   Alusuisse-Lonza Holdings
               AG..........................................      32,580
     2,050   Credit Suisse Group...........................     407,776
        56   Givaudan......................................      17,044
        31   Holderbank Financiere
               Glarus AG - B...............................      10,128
        51   Holderbank Financiere
               Glarus AG - Reg.............................      62,525
        30   Lonza AG/(a)/.................................      15,631
       295   Nestle SA.....................................     590,416
       530   Novartis AG - Registered......................     839,501
        13   Roche Holdings AG - Bearer....................     137,503
        50   Roche Holdings AG -
               Genusschine.................................     486,713
        50   SAirGroup.....................................       8,337
       110   Schweizerische
               Rueckversicherungs-
               Gesellschaft................................     224,201
        40   Sulzer AG.....................................      26,604
       570   Swisscom AG...................................     197,413
       100   The Swatch Group AG...........................      26,083
        10   The Swatch Group AG...........................      12,714
     3,150   UBS AG........................................     461,489
       365   Zurich Allied AG..............................     180,335
                                                            -----------
                                                              4,045,759
                                                            -----------
             United Kingdom - 18.35%
     4,245   3i Group Plc..................................      87,290
    10,918   Abbey National Plc............................     130,508
    12,015   Allied Zurich AG/(a)/.........................     142,076
     4,703   Amvescap Plc..................................      75,431
       525   Anglian Water Plc.............................       4,834
     1,422   Arjo Wiggins Appleton Plc.....................       5,524
     6,781   ARM Holdings Plc..............................      72,643
     7,831   BAA Plc.......................................      62,800
    11,118   Barclays Plc..................................     276,396
     6,985   Bass Plc......................................      78,528
     1,446   BBA Group Plc.................................       9,463
       871   Berkley Group Plc.............................       8,237
    22,975   BG Group Plc..................................     148,440
     7,001   Blue Circle Industries Plc....................      45,180
     3,653   BOC Group Plc.................................      52,510
     6,642   Boots Co. Plc.................................      50,552
   166,072   BP Amoco Plc..................................   1,593,137
    22,329   British Aerospace Plc.........................     139,198
     9,066   British Airways Plc...........................      52,127
    16,812   British American Tobacco Plc..................     112,183
     4,462   British Land Co. Plc..........................      27,006

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

  Shares                    Description                         Value
    14,136   British Sky Broadcasting
               Group Plc................................... $   276,348
    47,670   British Telecommunications
               Plc.........................................     615,986
     2,725   Bunzl Plc.....................................      14,596
     1,575   Burmah Castrol Plc............................      39,727
    14,178   Cadbury Schweppes Plc.........................      93,105
     4,702   Canary Wharf Finance Plc......................      26,217
     1,620   Capita Group Plc..............................      39,636
     5,031   Carlton Communications Plc....................      64,705
     1,821   Celltech Group Plc............................      35,269
    31,050   Centrica Plc./(a)/............................     103,595
    16,669   CGU Plc.......................................     277,440
     5,479   Compass Group Plc.............................      72,167
    27,336   Corus Group Plc...............................      39,914
    25,584   Diageo Plc....................................     229,557
    15,283   Dixons Group Plc..............................      62,206
     3,437   Electrocomponents Plc.........................      35,286
     6,415   EMI Group Plc.................................      58,239
     5,685   GKN Plc.......................................      72,515
    26,451   Glaxo Wellcome Plc............................     771,243
    14,202   Granada Group Plc.............................     141,828
     6,261   Great Universal Stores Plc....................      40,262
     1,033   Hagemeyer NV..................................      28,483
    15,493   Halifax Plc...................................     148,625
     5,372   Hanson Plc....................................      37,959
    12,335   Hays Plc......................................      68,777
    61,928   HSBC Holdings Plc.............................     707,928
     6,180   Imperial Chemical Industries Plc..............      49,046
       855   Jarvis Plc....................................       2,309
     1,662   Johnson Matthey Plc...........................      23,262
     9,597   Kingfisher Plc................................      87,345
    10,130   Ladbroke Group Plc............................      35,560
     3,923   Land Securities Plc...........................      46,894
     2,064   Lasmo Plc./(a)/...............................       4,364
    30,836   Legal & General Group Plc.....................      72,087
    40,423   Lloyds TSB Group Plc..........................     381,664
     2,906   Logica Plc....................................      68,770
    19,896   Marconi Plc...................................     258,900
    20,384   Marks & Spencer Plc...........................      71,633
     2,366   MEPC Plc......................................      19,529
     3,675   Misys Plc.....................................      31,028
    10,480   National Grid Group Plc.......................      82,616
     8,230   National Power Plc............................      52,426
     4,306   Nycomed Amersham Plc..........................      42,741
     2,233   Ocean Group Plc...............................      36,828
       110   OMV AG........................................       9,557
     4,717   Pearson Plc...................................     149,883
     5,454   Peninsular and Oriental Steam
               Navigation Co...............................      46,709
  Shares                    Description                         Value
       329   Pernod Ricard................................. $    17,904
    13,305   Pirelli S.P.A.................................      35,187
     1,767   Provident Financial Plc./(a)/.................      18,421
    14,626   Prudential Corp. Plc..........................     214,224
     2,595   Psion Plc.....................................      25,031
     2,726   Railtrack Group Plc...........................      42,340
     1,793   Rank Group Plc................................       4,137
     7,471   Reed International Plc........................      65,000
    27,586   Rentokil Initial Plc..........................      62,611
    10,642   Reuters Group Plc.............................     181,474
     1,140   Rexam Plc.....................................       4,493
     8,176   Rio Tinto Plc.................................     133,608
     1,460   RMC Group Plc.................................      18,744
    18,333   Royal Bank of Scotland
               Group Plc...................................     306,801
    11,397   Sainsbury (J.) Plc............................      51,734
     1,500   Schroders Plc.................................      26,963
    14,072   Scottish Power Plc............................     119,237
     3,157   SEMA Group Plc................................      44,902
    22,349   Siebe Plc.....................................      83,864
    41,259   SmithKline Beechman Plc.......................     540,011
       851   Smiths Industries Plc.........................      11,035
     3,669   Stagecoach Holdings Plc.......................       4,067
       914   Tate & Lyle Plc...............................       4,640
    51,407   Tesco Plc.....................................     159,846
     2,708   Thames Water Plc..............................      34,808
     9,143   The Sage Group Plc............................      74,013
     2,812   TI Group Plc..................................      15,147
    22,216   Unilever Plc..................................     134,460
     2,352   United Utilities Plc..........................      23,275
   446,096   Vodafone Group Plc............................   1,802,217
     6,155   Williams Holding Plc..........................      35,809
     4,142   Wolseley Plc..................................      22,499
     6,037   WPP Group Plc.................................      88,149
     8,234   Zeneca Group Plc..............................     384,356
                                                            -----------
                                                             13,639,834
                                                            -----------
             Total Common Stocks
               (Cost $61,556,435).......................... $69,733,923
                                                            -----------
   PREFERRED STOCKS - 0.62%
             Australia - 0.26%
    16,035   News Corp., Ltd...............................     193,377
                                                            -----------
             Austria - 0.05%
       805   Bank Austria AG...............................      39,213
                                                            -----------
             Germany - 0.30%
       550   RWE AG........................................      14,939
     1,050   SAP AG-Vorzug.................................     193,981
       500   Volkswagen AG.................................      11,720
                                                            -----------
                                                                220,640
                                                            -----------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Schedule of Investments   June 30, 2000 (Unaudited)

 Shares/
Principal
 Amount                     Description                         Value
             Italy - 0.01%
        540  Fiat SPA...................................... $     8,790
                                                            -----------
Total Preferred Stocks
  (Cost $369,300)..........................................     462,020
                                                            -----------
             BONDS - 0.01%
             United Kingdom - 0.01%
   GBP2,000  BG Transco Holdings Plc,
               7.06%, 12/14/09............................. $     2,916
      2,000  BG Transco Holdings Plc,
               4.19%, 12/14/22.............................       3,054
      2,000  BG Transco Holdings Plc,
               7.00%, 12/16/24.............................       2,940
                                                            -----------
Total Bonds
  (Cost $9,760)............................................       8,910
                                                            -----------
Principal
 Amount                     Description                         Value
             SHORT TERM INSTRUMENTS/(c)/ -11.36%
             U.S. Treasury Bills - 11.36%
$    3,000   5.65%, 07/06/2000............................. $     2,998
   850,000   5.77%, 07/13/2000/(b)/........................     848,392
 7,703,000   5.78%, 10/05/2000.............................   7,587,532
                                                            -----------
Total Short Term Instruments
  (Cost $8,437,563)........................................   8,438,922
                                                            -----------
Total Investments
  (Cost $70,373,058)............................. 105.83%    78,643,775
Liabilities in Excess of
  Other Assets...................................  (5.83)    (4,329,743)
                                                  ------    -----------
Net Assets....................................... 100.00%   $74,314,032
                                                  ======    ===========

--------------------------------------------------------------------------------
/(a)/ Non-income producing security.
/(b)/ Held for collateral for futures contracts.
/(c)/ Rates shown represent effective yield at time of purchase.


PORTFOLIO DIVERSIFICATION BY SECTOR
As of June 30, 2000
(Percentages are based on total investments.)

Financials                                          22%
Consumer Discretionary                              14
Information Technology                              13
Telecommunication Services                          13
Industrials                                          9
Health Care                                          8
Consumer Staples                                     6
Energy                                               6
Materials                                            4
Utilities                                            4
Other                                                1
                                                ------
                                                100.00
                                                ======


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Statement of Assets and Liabilities (Unaudited)

                                                                                     June 30,
                                                                                       2000
Assets:
 Investments at Value (cost $70,373,058).........................................  $78,643,775
 Cash, Including Foreign Currency, at Value......................................    8,590,355
 Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts......       30,826
 Variation Margin Receivable for Futures Contracts...............................       54,838
 Interest and Dividends Receivable...............................................      161,402
 Deferred Organizational Costs and Other Assets..................................        8,961
                                                                                   -----------
Total Assets.....................................................................   87,490,157
                                                                                   -----------


Liabilities:
 Payable for Investment Securities Purchased.....................................   13,115,427
 Investment Advisory Fee Payable.................................................       15,738
 Administration Fee Payable......................................................        4,294
 Trustees Fee Payable............................................................        5,393
 Custody Fee Payable.............................................................        1,791
 Other Accrued Expenses..........................................................       33,482
                                                                                   -----------
Total Liabilities................................................................   13,176,125
                                                                                   -----------
Net Assets.......................................................................  $74,314,032
                                                                                   ===========

Composition of Net Assets:
 Paid-in-Capital.................................................................  $65,132,104
 Undistributed Net Investment Income.............................................      268,796
 Accumulated Net Realized Gain on Investment, Foreign Currency and
  Futures Transactions...........................................................      814,261
 Net Unrealized Appreciation on Investments, Foreign Currencies
  and Futures Contracts..........................................................    8,098,871
                                                                                   -----------
Net Assets.......................................................................  $74,314,032
                                                                                   ===========

Shares Outstanding ($0.001 par value per share, unlimited number of shares
    of beneficial interest authorized)...........................................    5,793,604
                                                                                   ===========

Net Asset Value, Offering and Redemption Price Per Share
    (net assets divided by shares outstanding)...................................  $     12.83
                                                                                   ===========


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)

                                                                                    For the Six
                                                                                   Months Ended
                                                                                   June 30, 2000
Investment Income:
 Interest........................................................................  $   201,455
 Dividends.......................................................................      561,457
 Less Foreign Taxes Withheld.....................................................      (66,782)
                                                                                   -----------
Total Investment Income..........................................................      696,130
                                                                                   -----------

Expenses:
 Advisory Fees...................................................................      135,092
 Administration and Accounting Fees..............................................       63,949
 Custodian Fees..................................................................       35,859
 Printing Fees...................................................................       20,180
 Professional Fees...............................................................        7,467
 Trustees Fees...................................................................        6,331
 Transfer Agent Fees.............................................................        4,671
 Amortization of Organizational Costs............................................        2,078
 Registration and Filing Fees....................................................        1,623
 Other...........................................................................          315
                                                                                   -----------
Total Expenses...................................................................      277,565
Less Fee Waivers or Expense Reimbursements.......................................      (82,514)
                                                                                   -----------
Total Expenses Net of Fee Waivers or Expense Reimbursements......................      195,051
                                                                                   -----------

Net Investment Income............................................................      501,079
                                                                                   -----------

Net Realized and Unrealized Gain (Loss) on Investments, Foreign
  Currencies and Futures Contracts:
 Net Realized Gain on Investments................................................       15,716
 Net Realized Loss on Foreign Currency Transactions..............................     (617,259)
 Net Realized Gain on Futures Contracts..........................................      123,223
 Net Change in Unrealized Appreciation/Depreciation of Investments...............   (2,593,087)
 Net Change in Unrealized Appreciation/Depreciation of Foreign
  Currency Contracts.............................................................       57,051
 Net Change in Unrealized Appreciation (Depreciation) of Futures Contracts.......     (408,107)
                                                                                   -----------
Net Realized and Unrealized Loss on Investments, Foreign Currencies
 and Futures Contracts...........................................................   (3,422,463)
                                                                                   -----------
Net Decrease in Net Assets from Operations.......................................  $(2,921,384)
                                                                                   ===========


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                   For the
                                                               Six Months Ended     For the
                                                                June 30, 2000      Year Ended
                                                                 (unaudited)    December 31, 1999
Increase (Decrease) in Net Assets from:
Operations
 Net Investment Income........................................  $    501,079    $    574,585
 Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Transactions...........................      (478,320)      3,026,533
 Net Change in Unrealized Appreciation/Depreciation of
  Investments, Foreign Currencies Transactions and
  Futures Contracts...........................................    (2,944,143)      7,673,502
                                                                ------------    ------------
 Net Increase (Decrease) in Net Assets from Operations........    (2,921,384)     11,274,620
                                                                ------------    ------------

Distributions to Shareholders
 Net Investment Income........................................            --        (857,299)
 Net Realized Gain on Investments.............................            --      (1,601,497)
                                                                ------------    ------------
Total Distributions...........................................            --      (2,458,796)
                                                                ------------    ------------

Capital Share Transactions
 Proceeds from Sale of Shares.................................    52,100,557      44,827,979
 Issued to Shareholders in Reinvestment of Distributions......            --       2,458,796
 Cost of Shares Repurchased...................................   (29,363,947)    (37,559,393)
                                                                ------------    ------------
Net Increase in Net Assets from Capital Share Transactions....    22,736,610       9,727,382
                                                                ------------    ------------
Total Increase in Net Assets..................................    19,815,226      18,543,206

Net Assets:
 Beginning of Period..........................................    54,498,806      35,955,600
                                                                ------------    ------------
 End of Period................................................  $ 74,314,032    $ 54,498,806
                                                                ============    ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for Deutsche VIT EAFE Equity Index.

                                                    Six Months                                For the Period
                                                    Ended June   Year Ended    Year Ended    Aug. 22, 1997/1/
                                                     30, 2000     December      December          through
                                                   (unaudited)    31, 1999      31, 1998       Dec. 31, 1997
Per Share Operating Performance:
Net Asset Value, Beginning of Period..........       $13.60        $11.18        $ 9.34            $10.00
                                                     ------        ------        ------            ------

Income (Loss) from Investment Operations:
 Net Investment Income........................         0.13          0.15          0.12              0.02/2/
 Net Realized and Unrealized Gain (Loss) on
  Investments, Futures Contracts and
  Foreign Currencies..........................        (0.90)         2.92          1.89             (0.68)
                                                     ------        ------        ------            ------
Total from Investment Operations..............        (0.77)         3.07          2.01             (0.66)
                                                     ------        ------        ------            ------

Less Distributions:
 Net Investment Income........................           --         (0.23)        (0.16)               --
 Net Realized Gain on Investment and
  Futures Transactions........................           --         (0.42)        (0.01)               --
                                                     ------        ------        ------            ------
Total Distributions...........................           --         (0.65)        (0.17)               --
                                                     ------        ------        ------            ------

Net Asset Value, End of Period................       $12.83        $13.60        $11.18            $ 9.34
                                                     ======        ======        ======            ======

Total Investment Return.......................        (5.66)%       27.60%        21.60%            (6.60)%

Ratios/Supplemental Data
Net Assets, End of Period (in 000s)...........      $74,314       $54,499       $35,956           $14,409
Ratios to Average Net Assets:
 Net Investment Income Including
  Reimbursement/Waiver........................         1.67%/3/      1.37%         1.20%             0.72%/3/
 Net Investment Income (Loss) Excluding
  Reimbursement/Waiver........................         1.39%/3/      0.88%         0.19%            (1.38)%/3/
 Operating Expenses Including
  Reimbursement/Waiver........................         0.65%/3/      0.65%         0.65%             0.65%/3/
 Operating Expenses Excluding
  Reimbursement/Waiver........................         0.92%/3/      1.15%         1.66%             2.75%/3/
Portfolio Turnover Rate.......................            3%           29%            7%                0%/4/
-----------------------------------------------------------------------------------------------------------------

/1/Commencement of operations.
/2/Based on average shares method.
/3/Annualized
/4/Less than 1%

--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 2000 (Unaudited)

Note 1 -- Organization and Significant Accounting Policies

A. Organization
Deutsche Asset Management VIT Funds (the "Trust"), is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996. Deutsche VIT EAFE/(R)/ Equity Index (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on August 22, 1997.

B. Valuation of Securities
The Fund's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. Securities Transactions and Investment Income
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Futures Contracts
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a specified price at a future date. These contracts are used in an attempt to protect against fluctuations in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Forward foreign currency exchange contracts are valued at the daily forward exchange rate of the underlying currency. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

F. Foreign Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net foreign exchange losses of $617,259 represent foreign exchange gains and losses from sales and maturities of securities, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates Deutsche VIT EAFE/(R)/ Equity Index on securities transactions, and the difference between the


--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 2000 (Unaudited)

amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments, assets and liabilities in foreign currency and futures contracts.

G. Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

H. Federal Income Taxes
The Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

I. Expenses
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses which are attributable to the Trust are allocated among the fund's based upon their relative net assets of each fund.

J. Organization Costs
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. Dividends from Net Investment Income and Distributions of Capital Gains Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Distributions from net realized gains for book purposes may involve short-term capital gains, which are included as ordinary income for tax purposes.

L. Shares of Beneficial Interest
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                        Six Months         Year
                           Ended           Ended
                       June 30, 2000   Dec. 31, 1999
-------------------------------------------------------
                           Shares          Shares
-------------------------------------------------------
Shares sold              4,056,459        3,779,094
Reinvestment of
 Dividends                      --          185,011
Shares redeemed         (2,269,851)      (3,172,659)
                        ----------       ----------
Net increase             1,786,608          791,446
                        ==========       ==========

M. Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

Bankers Trust Company (the "Advisor"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets.


--------------------------------------------------------------------------------

Deutsche VIT EAFE/(R)/ Equity Index
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 2000 (Unaudited)

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.

                      Administration Fees
--------------------------------------------------------------
Fee % of the Trust's                  Average Daily
  daily net assets                     Net Assets
--------------------------------------------------------------
       0.02%                        up to $2 billion
       0.01%              over $2 billion and up to $5 billion
       0.0075%                       over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $12,500 of its fees for the six months ended June 30, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

At June 30, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2000.

Note 3 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 2000, were $24,854,199 and $1,714,665, respectively.

The aggregate gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on the Fund's investments, as computed on a federal income tax basis, at June 30, 2000 were $13,155,214, $4,884,497 and $8,270,717, respectively. The aggregate cost of investments on a federal income tax basis at June 30, 2000 was $43,277,206.

Note 4 -- Futures Contracts

A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                                 Unrealized
Type of                                                         Appreciation
Futures                Expiration      Contracts  Position     (Depreciation)
-------                ----------      ---------  --------     --------------
IBEX PLUS               7/21/00            1        Long          $ 1,890
Hang Seng               7/28/00            3        Long             (866)
TOPIX                    9/7/00            2        Long             (377)
Nikkei 300               9/7/00           10        Long           10,250
Nikkei 300               9/7/00            4        Long              (75)
FTSE 100                9/15/00           11        Long           12,650
DAX                     9/15/00            6        Long            1,146
MIB 30                  9/15/00            1        Long            3,533
SPI Futures             9/29/00            6        Long            3,707
CAC 40                  9/29/00           22        Long           24,575
                                          --                      -------
 Total                                    66                      $56,433
                                          ==                      =======

Note 5 -- Open Forward Foreign Currency Contracts

At June 30, 2000, the fund had the following open forward foreign currency contracts outstanding:

                       In                                         Unrealized
   Contracts         Exchange                     Contract       Appreciation
      to               for         Settlement      Value        (Depreciation)
   Deliver         U.S. Dollars        Date       (U.S.$)          (U.S.$)
------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------
Euro                $4,601,000       8/10/00    $4,651,292        $ 50,292
Japanese Yen         2,367,000       8/10/00     2,352,315         (14,685)
British Pound        2,122,000       8/10/00     2,141,396          19,396
                                                                  --------
  Total Purchases                                                 $ 55,003
                                                                  ========

   Contracts
      to
   Receive
------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------
Euro                $3,016,000       8/10/00    $3,045,606        $(29,606)
Japanese Yen         1,518,000       8/10/00     1,510,320           7,680
British Pound        1,281,000       8/10/00     1,283,251          (2,251)
                                                                  --------
  Total Purchases                                                 $(24,177)
                                                                  ========
  Net Unrealized Appreciation                                     $ 30,826
                                                                  ========

Note 6 -- Fund Name Change

On April 30, 2000, the fund changed its name from BT Insurance Funds Trust EAFE/(R)/ Equity Index Fund to Deutsche Asset Management Funds VIT EAFE/(R)/ Equity Index.


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                                      22

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO 64121-9210
or call our toll-free number:   1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Deutsche VIT EAFE/(R)/ Equity Index                           CUSIP #251/512/109
                                                              INSEAFESA (06/00)


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